Federated Hermes MDT Balanced Fund
Portfolio of Investments
October 31, 2025 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—56.1%
		Communication Services—5.6%
26,816		Alphabet, Inc., Class A	$ 7,540,391
83,798	[1]	Altice USA, Inc.	186,870
19,336	[1]	CarGurus, Inc.	679,080
21,112	[1]	Cars.com, Inc.	226,743
19,091		Fox Corp.	1,234,233
5,247	[1]	Grindr, Inc.	72,723
451	[1]	Live Nation Entertainment, Inc.	67,438
6,209		Meta Platforms, Inc.	4,025,605
1,100	[1]	Netflix, Inc.	1,230,746
2,707	[1]	Reddit, Inc.	565,628
6,346	[1]	ROBLOX Corp.	721,667
2,654		Verizon Communications, Inc.	105,470
12,922	[1]	ZoomInfo Technologies, Inc.	144,985
		TOTAL	16,801,579
		Consumer Discretionary—5.7%
45,584		Advance Auto Parts, Inc.	2,148,374
18,043	[1]	Amazon.com, Inc.	4,406,461
171	[1]	AutoZone, Inc.	628,328
6,656	[1]	Capri Holdings Ltd.	138,112
955	[1]	Deckers Outdoor Corp.	77,832
2,781	[1]	DoorDash, Inc.	707,403
3,646		eBay, Inc.	296,456
3,999	[1]	Expedia Group, Inc.	879,780
9,237	[1]	Five Below, Inc.	1,452,703
22,641		Ford Motor Co.	297,276
15,297	[1]	Goodyear Tire & Rubber Co.	105,396
1,258		McDonald’s Corp.	375,425
644		Murphy USA, Inc.	230,681
5,324	[1]	O’Reilly Automotive, Inc.	502,799
3,827		PVH Corp.	299,769
584		Royal Caribbean Cruises Ltd.	167,509
3,634	[1]	SharkNinja, Inc.	310,707
2,719	[1]	Tesla, Inc.	1,241,387
3,427		TJX Cos., Inc.	480,260
711	[1]	Ulta Beauty, Inc.	369,635
30,877	[1]	Viking Holdings Ltd.	1,878,865
870		Yum! Brands, Inc.	120,243
		TOTAL	17,115,401
		Consumer Staples—2.7%
11,638		Albertsons Cos., Inc.	205,876
2,710		Coca-Cola Bottling Co.	353,330
7,583		Colgate-Palmolive Co.	584,270
1,695		Costco Wholesale Corp.	1,544,908
9,408	[1]	Dollar Tree, Inc.	932,521
6,706		Estee Lauder Cos., Inc., Class A	648,403

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
5,628		Kimberly-Clark Corp.	$ 673,728
4,410		Kroger Co.	280,608
21,095	[1]	Maplebear, Inc.	777,561
11,387		Philip Morris International, Inc.	1,643,486
6,288		WalMart, Inc.	636,220
		TOTAL	8,280,911
		Energy—1.0%
4,608		Cheniere Energy, Inc.	976,896
5,092		EOG Resources, Inc.	538,937
11,786		PBF Energy, Inc.	402,728
2,760		Targa Resources, Inc.	425,150
10,462		Weatherford International PLC	770,945
		TOTAL	3,114,656
		Financials—7.8%
3,497		Aflac, Inc.	374,843
4,958		Ameriprise Financial, Inc.	2,244,834
1,157	[1]	Arch Capital Group Ltd.	99,861
16,842		Bank of New York Mellon Corp.	1,817,757
1,512		Cboe Global Markets, Inc.	371,408
3,128		Charles Schwab Corp.	295,659
265		CME Group, Inc.	70,355
6,011		Corebridge Financial, Inc.	195,718
1,289	[1]	Fiserv, Inc.	85,963
1,950		Globe Life, Inc.	256,445
487		Goldman Sachs Group, Inc.	384,423
8,918		Interactive Brokers Group, Inc., Class A	627,471
4,959		Intercontinental Exchange, Inc.	725,452
24,198		Jackson Financial, Inc.	2,439,400
2,002		Mastercard, Inc.	1,105,084
879		Morgan Stanley	144,156
289		MSCI, Inc., Class A	170,091
10,570		Northern Trust Corp.	1,360,042
4,923	[1]	PayPal Holdings, Inc.	341,016
7,026		Progressive Corp., OH	1,447,356
19,050		Prudential Financial, Inc.	1,981,200
22,861		State Street Corp.	2,644,103
6,068		Synchrony Financial	451,338
1,347		The Hartford Insurance Group, Inc.	167,270
7,870		The Travelers Cos., Inc.	2,114,039
10,476		Virtu Financial, Inc.	364,984
2,834		Visa, Inc., Class A	965,657
31,056		Western Union Co.	289,753
		TOTAL	23,535,678
		Health Care—5.7%
14,292		AbbVie, Inc.	3,116,228
3,612	[1]	Align Technology, Inc.	498,023
549	[1]	Alnylam Pharmaceuticals, Inc.	250,366
5,790		Amgen, Inc.	1,727,910
7,913	[1]	AnaptysBio, Inc.	289,457
2,020	[1]	Biogen, Inc.	311,625

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
2,473	[1]	BioMarin Pharmaceutical, Inc.	$ 132,479
1,694		Cardinal Health, Inc.	323,164
3,840		Cencora, Inc.	1,297,190
1,010	[1]	Charles River Laboratories International, Inc.	181,871
28,629	[1]	Community Health Systems, Inc.	111,080
20,319	[1]	Dexcom, Inc.	1,182,972
51,357	[1]	Elanco Animal Health, Inc.	1,137,557
3,373		Gilead Sciences, Inc.	404,052
2,122		Humana, Inc.	590,319
7,715	[1]	Illumina, Inc.	953,111
11,363	[1]	Incyte Genomics, Inc.	1,062,213
2,803		Johnson & Johnson	529,403
4,153		Merck & Co., Inc.	357,075
31,462	[1]	Moderna, Inc.	854,508
5,672	[1]	Omnicell, Inc.	190,409
1,910	[1]	Regeneron Pharmaceuticals, Inc.	1,244,938
724		Teleflex, Inc.	90,116
173	[1]	Veeva Systems, Inc.	50,378
708	[1]	Vertex Pharmaceuticals, Inc.	301,304
4,663	[1]	Waystar Holding Corp.	167,169
		TOTAL	17,354,917
		Industrials—5.1%
1,571		Allegion PLC	260,425
8,207		Allison Transmission Holdings, Inc.	677,488
12,831		Atmus Filtration Technologies, Inc.	583,554
5,476		Booz Allen Hamilton Holding Corp.	477,288
2,734		C.H. Robinson Worldwide, Inc.	421,009
1,088		GE Aerospace	336,137
6,763		GE Vernova, Inc.	3,957,302
614		General Dynamics Corp.	211,768
2,095		Lennox International, Inc.	1,057,975
1,273		Lockheed Martin Corp.	626,163
4,245		Paycom Software, Inc.	794,197
17,484		Pitney Bowes, Inc.	172,742
732		Ryder System, Inc.	123,876
6,476	[1]	SPX Technologies, Inc.	1,449,912
806		Trane Technologies PLC	361,612
5,826	[1]	Uber Technologies, Inc.	562,209
6,303	[1]	United Airlines Holdings, Inc.	592,734
22,723		Veralto Corp.	2,242,306
2,370		Verisk Analytics, Inc.	518,461
264		Vertiv Holdings Co.	50,915
		TOTAL	15,478,073
		Information Technology—18.5%
4,377		Accenture PLC	1,094,688
10,897	[1]	Adobe, Inc.	3,708,358
30,922		Apple, Inc.	8,360,381
303	[1]	AppLovin Corp.	193,111
4,478	[1]	Arista Networks, Inc.	706,136
13,776		Broadcom, Inc.	5,092,023

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
4,701	[1]	Cirrus Logic, Inc.	$ 623,588
2,931	[1]	Commvault Systems, Inc.	408,054
2,416	[1]	Credo Technology Group Holding Ltd.	453,290
3,905		Dell Technologies, Inc.	632,649
14,042	[1]	DXC Technology Co.	199,396
9,485	[1]	Enphase Energy, Inc.	289,387
8,913	[1]	GoDaddy, Inc.	1,186,588
11,792		Hewlett Packard Enterprise Co.	287,961
329		IBM Corp.	101,138
5,350	[1]	Life360, Inc.	528,099
293	[1]	Lumentum Holdings, Inc.	59,057
2,739		Microchip Technology, Inc.	170,968
834		Micron Technology, Inc.	186,624
21,627		Microsoft Corp.	11,198,677
4,044		NetApp, Inc.	476,302
27,671	[1]	Nutanix, Inc.	1,971,282
40,355		NVIDIA Corp.	8,171,484
1,131	[1]	Onto Innovation, Inc.	152,640
15,245	[1]	Palantir Technologies, Inc.	3,056,165
1,334	[1]	Palo Alto Networks, Inc.	293,800
5,556		Pegasystems, Inc.	353,639
1,875	[1]	Qorvo, Inc.	177,975
1,899		Qualcomm, Inc.	343,529
1,477	[1]	Rubrik, Inc.	111,174
5,013		Salesforce, Inc.	1,305,435
12,135		Skyworks Solutions, Inc.	943,132
2,028		TD SYNNEX Corp.	317,362
9,513		Teradyne, Inc.	1,729,083
7,238		Vishay Intertechnology, Inc.	122,901
15,452		Xerox Holdings Corp.	51,301
1,319	[1]	Zoom Communications, Inc.	115,056
2,580	[1]	Zscaler, Inc.	854,341
		TOTAL	56,026,774
		Materials—1.0%
1,484		Alcoa Corp.	54,596
3,051	[1]	Axalta Coating Systems Ltd.	86,862
34,581		Celanese Corp.	1,329,294
3,359		FMC Corp.	50,956
19,455		Newmont Corp.	1,575,271
		TOTAL	3,096,979
		Real Estate—2.3%
6,000		Acadia Realty Trust	114,420
3,200		Agree Realty Corp.	233,632
850		American Tower Corp.	152,133
4,300		Cousins Properties, Inc.	111,499
4,500		Cubesmart	169,515
20,000		DiamondRock Hospitality Co.	156,400
3,050		Digital Realty Trust, Inc.	519,750
1,650		EastGroup Properties, Inc.	287,975
420		Equinix, Inc.	355,324

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Real Estate—continued
450	Essex Property Trust, Inc.	$ 113,297
2,500	Extra Space Storage, Inc.	333,850
10,000	Host Hotels & Resorts, Inc.	160,200
10,200	Kite Realty Group Trust	225,828
1,400	Mid-American Apartment Communities, Inc.	179,522
4,200	ProLogis, Inc.	521,178
400	Public Storage	111,424
4,000	Simon Property Group, Inc.	703,040
16,000	Sunstone Hotel Investors, Inc.	141,600
10,100	Tanger, Inc.	328,856
9,100	Ventas, Inc.	671,489
17,200	VICI Properties, Inc.	515,828
5,400	Welltower, Inc.	977,616
	TOTAL	7,084,376
	Utilities—0.7%
1,948	American Electric Power Co., Inc.	234,267
5,061	Duke Energy Corp.	629,082
9,147	Edison International	506,561
12,848	Exelon Corp.	592,550
1,277	WEC Energy Group, Inc.	142,679
	TOTAL	2,105,139
	TOTAL COMMON STOCKS (IDENTIFIED COST $132,580,162)	169,994,483
	U.S. TREASURIES—8.6%
	Treasury Inflation-Indexed Note—1.0%
$ 283,121	U.S. Treasury Inflation-Protected Notes, 1.625%, 10/15/2029	287,849
1,729,988	U.S. Treasury Inflation-Protected Notes, 1.625%, 4/15/2030	1,751,607
1,008,870	U.S. Treasury Inflation-Protected Notes, 1.875%, 7/15/2035	1,017,625
	TOTAL	3,057,081
	U.S. Treasury Bond—1.6%
340,000	United States Treasury Bond, 2.250%, 2/15/2052	213,220
125,000	United States Treasury Bond, 3.000%, 8/15/2052	92,368
50,000	United States Treasury Bond, 3.250%, 5/15/2042	42,353
225,000	United States Treasury Bond, 3.375%, 8/15/2042	193,234
350,000	United States Treasury Bond, 4.125%, 8/15/2053	319,273
475,000	United States Treasury Bond, 4.250%, 8/15/2054	442,794
485,000	United States Treasury Bond, 4.500%, 11/15/2054	471,512
750,000	United States Treasury Bond, 4.625%, 2/15/2055	744,256
1,930,000	United States Treasury Bond, 4.750%, 5/15/2055	1,954,870
450,000	United States Treasury Bond, 4.750%, 8/15/2055	456,047
	TOTAL	4,929,927
	U.S. Treasury Note—6.0%
500,000	United States Treasury Note, 2.375%, 3/31/2029	480,025
500,000	United States Treasury Note, 2.750%, 5/31/2029	485,189
550,000	United States Treasury Note, 3.125%, 8/31/2029	539,631
1,300,000	United States Treasury Note, 3.500%, 9/30/2027	1,297,523
800,000	United States Treasury Note, 3.500%, 10/31/2027	798,500
1,275,000	United States Treasury Note, 3.625%, 8/31/2027	1,275,203
650,000	United States Treasury Note, 3.625%, 8/31/2030	647,801
1,100,000	United States Treasury Note, 3.625%, 9/30/2030	1,096,047

Shares or Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Note—continued
$ 300,000		United States Treasury Note, 3.625%, 10/31/2030	$ 298,898
950,000		United States Treasury Note, 3.750%, 4/30/2027	951,546
675,000		United States Treasury Note, 3.750%, 6/30/2027	676,356
300,000		United States Treasury Note, 3.750%, 10/31/2032	297,422
150,000		United States Treasury Note, 3.875%, 6/15/2028	151,071
1,320,000		United States Treasury Note, 3.875%, 6/30/2030	1,330,024
750,000		United States Treasury Note, 4.000%, 2/28/2030	759,612
525,000		United States Treasury Note, 4.000%, 3/31/2030	531,708
100,000		United States Treasury Note, 4.000%, 7/31/2030	101,269
175,000		United States Treasury Note, 4.000%, 6/30/2032	176,380
55,000		United States Treasury Note, 4.000%, 2/15/2034	55,034
295,000		United States Treasury Note, 4.125%, 7/31/2028	299,020
1,675,000		United States Treasury Note, 4.125%, 10/31/2029	1,703,654
900,000		United States Treasury Note, 4.125%, 2/29/2032	914,394
1,760,000	[2]	United States Treasury Note, 4.250%, 11/15/2034	1,786,784
400,000		United States Treasury Note, 4.250%, 8/15/2035	404,938
350,000		United States Treasury Note, 4.375%, 11/30/2030	360,425
75,000		United States Treasury Note, 4.375%, 5/15/2034	76,977
400,000		United States Treasury Note, 4.500%, 12/31/2031	414,731
300,000		United States Treasury Note, 4.625%, 4/30/2031	312,818
		TOTAL	18,222,980
		TOTAL U.S. TREASURIES (IDENTIFIED COST $26,144,988)	26,209,988
		CORPORATE BONDS—7.6%
		Basic Industry - Chemicals—0.0%
6,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 144A, 5.319%, 11/15/2038	6,348
		Basic Industry - Metals & Mining—0.1%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	207,668
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	16,076
		TOTAL	223,744
		Capital Goods - Aerospace & Defense—0.2%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	136,285
250,000		L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	249,802
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	268,862
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	15,121
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.207% (CME Term SOFR 3 Month +1.996%), 2/15/2042	36,112
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	49,942
		TOTAL	756,124
		Capital Goods - Building Materials—0.1%
225,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	235,757
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	93,855
		TOTAL	329,612
		Capital Goods - Construction Machinery—0.1%
255,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	256,812
		Capital Goods - Diversified Manufacturing—0.1%
65,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	66,273
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	57,405
200,000		Siemens Funding B.V., Sr. Unsecd. Note, 144A, 5.200%, 5/28/2035	207,408
		TOTAL	331,086

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Environmental—0.1%
$ 190,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	$ 196,252
	Communications - Cable & Satellite—0.1%
300,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	279,177
145,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	86,983
15,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	13,104
10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	9,528
	TOTAL	388,792
	Communications - Media & Entertainment—0.1%
30,000	Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	24,115
200,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	193,824
	TOTAL	217,939
	Communications - Telecom Wireless—0.4%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.700%, 6/15/2026	149,355
350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	354,679
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	305,184
180,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	173,788
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	245,555
	TOTAL	1,228,561
	Communications - Telecom Wirelines—0.2%
275,000	AT&T, Inc., Sr. Secd. Note, 6.050%, 8/15/2056	282,886
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	8,218
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	7,459
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,811
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	139,615
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	86,021
	TOTAL	529,010
	Consumer Cyclical - Automotive—0.4%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	281,417
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	158,618
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	183,556
225,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.150%, 7/15/2035	237,392
225,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	232,704
10,000	Mercedes-Benz Finance NA LLC, Co. Guarantee, 8.500%, 1/18/2031	11,907
	TOTAL	1,105,594
	Consumer Cyclical - Retailers—0.0%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	170,611
	Consumer Cyclical - Services—0.1%
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	14,324
200,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	209,475
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	9,835
	TOTAL	233,634
	Consumer Non-Cyclical - Food/Beverage—0.3%
30,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	29,720
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	302,061
300,000	Danone S.A., Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	296,843
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	267,223
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	13,911
	TOTAL	909,758

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—0.2%
$ 200,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	$ 198,313
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	115,454
300,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	312,938
	TOTAL	626,705
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	421,173
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	13,014
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	9,090
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	13,823
	TOTAL	457,100
	Consumer Non-Cyclical - Tobacco—0.2%
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	479,300
	Energy - Independent—0.2%
50,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	50,949
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	119,920
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	3,717
15,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	14,893
250,000	Occidental Petroleum Corp., 5.550%, 10/1/2034	253,416
125,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	133,758
	TOTAL	576,653
	Energy - Integrated—0.2%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	134,335
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	299,542
170,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	173,068
	TOTAL	606,945
	Energy - Midstream—0.5%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	115,547
275,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	282,580
20,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,327
115,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	111,101
10,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	9,989
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	169,944
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	22,589
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,945
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,536
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	66,682
325,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2036	333,634
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	5,388
10,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	10,079
250,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	253,824
	TOTAL	1,446,165
	Energy - Refining—0.0%
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	12,211
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,755
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	15,062
	TOTAL	38,028
	Financial Institution - Banking—1.2%
350,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	362,265
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	299,284
15,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	15,013

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 70,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 5.316%, 6/6/2036	$ 72,509
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	150,807
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	169,474
15,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	15,051
75,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	77,991
30,000	Comerica, Inc., 3.800%, 7/22/2026	29,861
215,000	FNB Corp. (PA), 5.722%, 12/11/2030	219,359
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	165,429
15,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	13,543
150,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	162,650
100,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	101,331
100,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	91,056
180,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	185,837
105,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	111,992
240,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	248,393
165,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	171,532
10,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	9,410
160,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	165,696
300,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	320,013
250,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	220,030
10,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	10,001
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	208,850
10,000	Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	9,980
	TOTAL	3,607,357
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	79,825
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	69,785
	TOTAL	149,610
	Financial Institution - Finance Companies—0.1%
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	226,184
	Financial Institution - Insurance - Health—0.2%
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	264,776
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.150%, 7/15/2034	257,042
	TOTAL	521,818
	Financial Institution - Insurance - Life—0.1%
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	317,609
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	15,839
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,396
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	17,663
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	54,479
	TOTAL	418,986
	Financial Institution - Insurance - P&C—0.0%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	8,564
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	43,901
	TOTAL	52,465
	Financial Institution - REIT - Apartment—0.2%
250,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.000%, 8/1/2035	252,452
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	56,446
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	171,010

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	$ 69,357
	TOTAL	549,265
	Financial Institution - REIT - Healthcare—0.1%
275,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	280,489
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	182,063
	TOTAL	462,552
	Financial Institution - REIT - Office—0.1%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	69,520
200,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2035	203,884
	TOTAL	273,404
	Financial Institution - REIT - Other—0.0%
70,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	71,835
	Financial Institution - REIT - Retail—0.1%
275,000	Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	281,859
	Technology—0.6%
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	8,528
165,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	169,380
70,000	Broadcom, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2051	54,657
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	215,494
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	18,694
34,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	34,252
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	105,887
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,727
75,000	Micron Technology, Inc., Sr. Unsecd. Note, 6.050%, 11/1/2035	80,389
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	4,725
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	7,317
190,000	Oracle Corp., Sr. Unsecd. Note, 5.950%, 9/26/2055	180,271
200,000	Oracle Corp., Sr. Unsecd. Note, 6.125%, 8/3/2065	191,315
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	535,865
175,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	157,957
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	69,923
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	14,549
	TOTAL	1,853,930
	Transportation - Railroads—0.1%
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.125%, 6/1/2026	223,360
	Transportation - Services—0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	15,378
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	18,294
210,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	216,211
275,000	United Parcel Service, Inc., Sr. Unsecd. Note, 5.950%, 5/14/2055	288,427
	TOTAL	538,310
	Utility - Electric—0.8%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	133,416
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	87,463
70,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	70,894
300,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	301,607
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	121,434
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	169,380
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	199,226
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	109,747

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	$ 29,698
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.900%, 3/15/2055	207,077
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	248,491
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	173,994
250,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	243,968
103,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	91,298
170,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	173,294
	TOTAL	2,360,987
	Utility - Natural Gas Distributor—0.1%
300,000	Southern California Gas Co., Term Loan - 1st Lien, 5.450%, 6/15/2035	312,129
	Utility - Other—0.0%
125,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	129,406
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,433,753)	23,148,230
	ASSET-BACKED SECURITIES—2.8%
	Auto Receivables—1.3%
285,000	BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	285,486
292,670	Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	294,786
300,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	310,277
300,000	General Motors 2024-2A, Class B, 5.350%, 3/15/2031	302,812
243,523	Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	245,940
150,000	LAD Auto Receivables Trust 2025-2A, Class C, 4.700%, 8/16/2032	150,936
150,000	M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	151,700
225,000	PFS Financing Corp. 2025-D, Class A, 4.470%, 5/15/2030	227,250
293,408	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	295,345
250,000	Santander Drive Auto Receivables Trust 2023-3, Class C, 5.770%, 11/15/2030	255,059
204,002	Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	205,483
225,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	231,331
250,000	Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class A4, 4.500%, 3/20/2029	252,169
103,317	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	103,431
250,000	Toyota Auto Loan Extended Note 2023-1A, Class A, 4.930%, 6/25/2036	255,750
368,218	Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.728%, 9/26/2033	368,670
	TOTAL	3,936,425
	Credit Card—0.3%
345,000	First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	346,658
400,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	386,353
	TOTAL	733,011
	Equipment Lease—1.0%
200,000	Dell Equipment Finance Trust 2023-2, Class C, 6.060%, 1/22/2029	200,588
185,000	Dell Equipment Finance Trust 2025-1, Class A3, 4.610%, 2/24/2031	186,822
375,000	Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	377,833
300,000	DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	309,351
300,000	DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	311,316
200,000	DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	202,147
280,000	Great America Leasing Receivables 2025-1, Class A4, 4.580%, 1/15/2032	284,536
400,000	HPEFS Equipment Trust 2024-2A, Class C, 5.520%, 10/20/2031	406,254
300,000	Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	305,539
300,000	MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	308,716
	TOTAL	2,893,102

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Other—0.2%
$ 225,000		PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	$ 226,342
300,000		PFS Financing Corp. 2024-F, Class A, 4.750%, 8/15/2029	304,288
200,000		PFS Financing Corp. 2025-F, Class A, 4.400%, 8/15/2030	201,677
		TOTAL	732,307
		Student Loans—0.0%
119,748		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	110,180
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,318,533)	8,405,025
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.2%
		Commercial Mortgage—0.8%
150,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	159,285
300,000		Bank 2024-BNK48, Class A4, 4.775%, 8/15/2034	301,385
249,077		Barclays Commercial Mortgage S 2024-5C27, Class A2, 5.550%, 7/15/2057	257,113
250,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	256,045
200,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	209,684
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	204,071
300,000		BMO Mortgage Trust 2025-5C11, Class A2, 5.187%, 7/15/2058	306,672
350,000		BMO Mortgage Trust 2025-5C12, Class A2, 4.698%, 10/15/2058	351,416
250,000	[3]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.625% (CME Term SOFR 1 Month +1.593%), 11/15/2039	250,234
225,000	[3]	ORL Trust 2024-GLKS, Class A, 5.524% (CME Term SOFR 1 Month +1.492%), 12/15/2039	225,211
		TOTAL	2,521,116
		Federal Home Loan Mortgage Corporation—0.3%
196,943		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	187,638
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	259,292
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	345,382
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	207,542
		TOTAL	999,854
		Financial Institution - REIT - Other—0.1%
225,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	230,981
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,736,208)	3,751,951
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
		Federal Home Loan Mortgage Corporation—0.9%
1,047		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,081
200,767	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 5.182% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	201,012
265,257	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 5.282% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	266,357
162,477	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.382% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	162,939
132,812	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.382% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	133,176
347,478	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 5.332% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	349,666
173,861	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 5.382% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	174,523
162,506	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 5.182% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	161,891
354,080	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 5.332% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	354,279
707,555	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 5.232% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	708,399
		TOTAL	2,513,323
		Federal National Mortgage Association—0.2%
61		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	61
333,240	[3]	Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 5.382% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	334,595
355,743	[3]	Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 5.282% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	356,142
		TOTAL	690,798

Shares or Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Non-Agency Mortgage—0.1%
$ 332,713	GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	$ 301,989
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,498,446)	3,506,110
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
16,300	Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	15,920
	Federal National Mortgage Association—0.1%
3,853	Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	3,997
389	Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	401
16,325	Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	16,019
29,443	Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	28,095
21,298	Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	21,365
10,534	Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	9,711
12,464	Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	11,491
2,978	Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	2,940
11,307	Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	10,917
6,740	Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	6,101
8,737	Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	8,166
11,174	Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	10,448
8,170	Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	7,341
5,352	Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	5,006
17,551	Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	15,891
8,009	Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	7,504
11,331	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	11,559
13,708	Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	13,748
17,697	Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	16,296
12,955	Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	12,524
	TOTAL	219,520
	Government National Mortgage Association—0.0%
9,867	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	9,352
6,319	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	6,134
	TOTAL	15,486
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $268,059)	250,926
	MUNICIPAL BOND—0.0%
30,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $31,929)	30,640
	EXCHANGE-TRADED FUNDS—7.4%
113,500	iShares Core MSCI Emerging Markets ETF	7,748,645
155,800	iShares MSCI EAFE ETF	14,721,542
	Total Exchange-Traded Funds (IDENTIFIED COST $19,189,700)	22,470,187
	INVESTMENT COMPANIES—14.8%
108,131	Bank Loan Core Fund	925,601
315,820	Emerging Markets Core Fund	2,880,276
7,504,220	Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[4]	7,504,220
486,296	High Yield Bond Core Fund	2,781,614
2,654,883	Mortgage Core Fund	22,513,405

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
915,381	Project and Trade Finance Core Fund	$ 8,183,507
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $45,029,860)	44,788,623
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $262,231,638)	302,556,163
	OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	472,985
	NET ASSETS—100%	$303,029,148
At October 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	1	$117,313	December 2025	$3,259
United States Treasury Notes 2-Year Long Futures	199	$41,440,195	December 2025	$(34,026)
United States Treasury Notes 5-Year Long Futures	38	$4,150,016	December 2025	$2,643
United States Treasury Notes 10-Year Ultra Long Futures	45	$5,196,797	December 2025	$32,276
Short Futures:
United States Treasury Notes 10-Year Short Futures	2	$225,344	December 2025	$1,818
United States Treasury Ultra Bond Short Futures	23	$2,789,469	December 2025	$9,642
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$15,612
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Affiliates	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2025	Shares Held as of 10/31/2025	Dividend Income
Bank Loan Core Fund	$2,754,459	$33,350	$(1,857,000)	$(820)	$(4,388)	$925,601	108,131	$33,351
Emerging Markets Core Fund	$3,284,591	$156,157	$(630,000)	$21,609	$47,919	$2,880,276	315,820	$71,160
Federated Hermes Government Obligations Fund, Premier Shares*	$8,948,486	$13,798,966	$(15,243,232)	$—	$—	$7,504,220	7,504,220	$107,399
High Yield Bond Core Fund	$2,641,252	$126,485	$—	$13,877	$—	$2,781,614	486,296	$41,484
Mortgage Core Fund	$21,002,335	$924,665	$—	$586,405	$—	$22,513,405	2,654,883	$274,665
Project and Trade Finance Core Fund	$7,796,906	$369,018	$—	$17,583	$—	$8,183,507	915,381	$134,018
TOTAL OF AFFILIATED TRANSACTIONS	$46,428,029	$15,408,641	$(17,730,232)	$638,654	$43,531	$44,788,623	11,984,731	$662,077

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).

■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$164,298,884	$—	$—	$164,298,884
International	5,695,599	—	—	5,695,599
Debt Securities:
U.S. Treasuries	—	26,209,988	—	26,209,988
Corporate Bonds	—	23,148,230	—	23,148,230
Asset-Backed Securities	—	8,405,025	—	8,405,025
Commercial Mortgage-Backed Securities	—	3,751,951	—	3,751,951
Collateralized Mortgage Obligations	—	3,506,110	—	3,506,110
Mortgage-Backed Securities	—	250,926	—	250,926
Municipal Bonds	—	30,640	—	30,640
Exchange-Traded Funds	22,470,187	—	—	22,470,187
Investment Companies	36,605,116	—	—	36,605,116
Other Investments[1]	—	—	—	8,183,507
TOTAL SECURITIES	$229,069,786	$65,302,870	$—	$302,556,163
Other Financial Instruments:[2]
Assets	$49,638	$—	$—	$49,638
Liabilities	(34,026)	—	—	(34,026)
TOTAL OTHER FINANCIAL INSTRUMENTS	$15,612	$—	$—	$15,612

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $8,183,507 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate